Other Payables and Accrued Liabilities (Details) - 12 months ended Dec. 31, 2024	CNY (¥)	USD ($)	USD ($)
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued expenses	¥ 83,944,753		$ 11,677,808
Other payments of temparary loans	¥ 478,200,309	$ 66,523,887